Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative costs	$ 499,562		$ 371,254	$ 2,601,894	$ 2,440,245
Administrative expenses – related party	30,000		30,000	120,000	95,161
Franchise tax expense	80,000		12,534	162,534	200,500
Loss from operations	(609,562)		(413,788)	(2,884,428)	(2,735,906)
Interest income on cash and investments held in the Trust Account	344,809		6,440	1,240,443	17,673
Interest expense on sponsor loans and mandatorily redeemable Class A common stock	(578,107)			(1,054,486)
Other income			579,294	579,294
Changes in fair value of warrant liability	(491,007)		3,193,138	5,121,408	3,016,913
Changes in fair value of FPS liability	(259,658)		47,329	(497,689)	(2,006,525)
Net income (loss) before provision for income taxes				2,504,542	(1,707,845)
Provision for income taxes				111,023
Net income (loss)	$ (1,593,525)		$ 3,412,413	$ 2,393,519	$ (1,707,845)
Class A – Public shares
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	2,604,613		24,136,022	17,420,341	19,931,507
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.17)		$ 0.11	$ 0.1	$ (0.06)
Class A – Private placement
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	1,984,444	[1]	540,000	540,000	430,521
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.17)		$ 0.11	$ 0.1	$ (0.06)
Class B – Common stock
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	4,805,556	[1]	6,250,000	6,250,000	6,097,945	[1]
Basic and diluted net income (loss) per share:
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.17)		$ 0.11	$ 0.1	$ (0.06)

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).